16. INVESTMENTS (Details 6) - BRL (R$) R$ in Millions		3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets
TOTAL CURRENT			R$ 15,456	R$ 10,354	[1]	R$ 27,796
Cash and cash equivalents			1,680	536		891
TOTAL NON-CURRENT			38,627	40,172	[1]	32,059
TOTAL ASSETS			54,083	50,526	[1]	59,855
Liabilities
Current			9,690	7,913	[1]	23,394
Suppliers			2,358	2,080	[1]	1,801
Total non-current liabilities			26,915	26,458	[1]	20,522
Equity			17,478	15,891	[1],[2]	15,939	[3]
TOTAL LIABILITIES AND EQUITY			54,083	50,526	[1]	43,916
Statement of income
NET REVENUE			25,228	25,487	[1]	22,266
Cost of sales			(19,845)
Depreciation and amortization			(865)
Gross profit (loss)			5,383
General and administrative expenses			(583)
Finance income			2,445	3,207	[1]	1,706
Finance expenses			(3,350)	(1,847)	[1]	(2,224)
Share of (loss) profit, net, of subsidiaries and joint ventures			357	125	[1]	(104)
NET INCOME FOR THE YEAR	R$ 2,864		2,865	3,194	[1]	1,764	[1]
COMPREHENSIVE INCOME FOR THE YEAR			2,858
Centroeste [member]
Assets
TOTAL CURRENT				29		19
Cash and cash equivalents				27
TOTAL NON-CURRENT				35		36
TOTAL ASSETS				64		55
Liabilities
Current				6		6
Loans and financings - Current				3		3
Total non-current liabilities				11		10
Loans and financings - Non-Current				8		10
Equity				47		39
TOTAL LIABILITIES AND EQUITY				64		55
Statement of income
NET REVENUE				17		14
Cost of sales				(5)		(1)
Depreciation and amortization				(1)
Gross profit (loss)				12		13
General and administrative expenses				(2)
Finance income				2		1
Finance expenses				(2)		(3)
Operational profit (loss)				10		11
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax				(1)		(1)
NET INCOME FOR THE YEAR				9		10
COMPREHENSIVE INCOME FOR THE YEAR				9		10
Ativas data center [member]
Assets
TOTAL CURRENT			39	33		17
Cash and cash equivalents			12	8		1
TOTAL NON-CURRENT			104	107		106
TOTAL ASSETS			143	140		123
Liabilities
Current			39	24		23
Loans and financings - Current			27	13		9
Total non-current liabilities			18	34		16
Loans and financings - Non-Current			16	31		13
Equity			86	82		84
TOTAL LIABILITIES AND EQUITY			143	140		123
Statement of income
NET REVENUE			94	83		70
Cost of sales			(78)	(75)		(72)
Depreciation and amortization			(15)	(18)
Gross profit (loss)			16	8		(2)
General and administrative expenses			(8)	(7)		(16)
Finance income
Finance expenses			(3)	(3)		(3)
Operational profit (loss)			5	(2)		(21)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(2)
NET INCOME FOR THE YEAR			3	(2)		(21)
COMPREHENSIVE INCOME FOR THE YEAR			3	(2)		(21)
TAESA [member]
Assets
TOTAL CURRENT			2,360	3,568		1,927
Cash and cash equivalents			896	83		21
TOTAL NON-CURRENT			11,745	7,662		6,689
TOTAL ASSETS			14,105	11,230		8,616
Liabilities
Current			841	996		647
Loans and financings - Current			121	10		11
Total non-current liabilities			7,238	5,307		3,397
Loans and financings - Non-Current			923	4,159		410
Equity			6,026	4,927		4,572
TOTAL LIABILITIES AND EQUITY			14,105	11,230		8,616
Statement of income
NET REVENUE			3,561	1,795		1,635
Cost of sales			(1,048)	(574)		(362)
Depreciation and amortization			(7)	(5)
Gross profit (loss)			2,513	1,221		1,273
General and administrative expenses			(153)	(122)		(144)
Finance income			39	97		63
Finance expenses			(514)	(356)		(274)
Operational profit (loss)			1,885	840		918
Share of (loss) profit, net, of subsidiaries and joint ventures			834	306		301
Income tax and social contribution tax			(456)	(144)		(147)
NET INCOME FOR THE YEAR			2,263	1,002		1,072
COMPREHENSIVE INCOME FOR THE YEAR			2,263	1,002		1,072
Axxiom solucoes tecnologicas [member]
Assets
TOTAL CURRENT			20	34
Cash and cash equivalents			3	7
TOTAL NON-CURRENT			21	26
TOTAL ASSETS			41	60
Liabilities
Current			25	28
Loans and financings - Current			7	8
Total non-current liabilities			7	5
Loans and financings - Non-Current			1
Equity			9	27
TOTAL LIABILITIES AND EQUITY			41	60
Statement of income
NET REVENUE			41	53
Cost of sales			(38)	(54)
Depreciation and amortization			(2)	(2)
Gross profit (loss)			3	(1)
General and administrative expenses			(5)	(11)
Finance income
Finance expenses			(1)	(2)
Operational profit (loss)			(3)	(14)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax				5
NET INCOME FOR THE YEAR			(3)	(9)
COMPREHENSIVE INCOME FOR THE YEAR			(3)	(9)
Hidreletrica cachoeirao [member]
Assets
TOTAL CURRENT			30	35		23
Cash and cash equivalents			26	30		18
TOTAL NON-CURRENT			80	82		85
TOTAL ASSETS			110	117		108
Liabilities
Current			2	7		8
Loans and financings - Current
Total non-current liabilities
Loans and financings - Non-Current
Equity			108	110		100
TOTAL LIABILITIES AND EQUITY			110	117		108
Statement of income
NET REVENUE			34	38		50
Cost of sales			(15)	(17)		(29)
Depreciation and amortization			(3)	(3)		(3)
Gross profit (loss)			19	21		21
General and administrative expenses
Finance income			1	1		1
Finance expenses
Operational profit (loss)			20	22		22
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(1)	(2)		(2)
NET INCOME FOR THE YEAR			19	20		20
COMPREHENSIVE INCOME FOR THE YEAR			19	20		20
Hidreletrica pipoca [member]
Assets
TOTAL CURRENT			21	11		12
Cash and cash equivalents			8	2		4
TOTAL NON-CURRENT			89	89		95
TOTAL ASSETS			110	100		107
Liabilities
Current			17	11		11
Loans and financings - Current			7	7		7
Total non-current liabilities			20	26		33
Loans and financings - Non-Current			20	26		33
Equity			73	63		63
TOTAL LIABILITIES AND EQUITY			110	100		107
Statement of income
NET REVENUE			33	30		29
Cost of sales			(6)	(15)		(12)
Depreciation and amortization			(3)	(3)		(3)
Gross profit (loss)			27	15		17
General and administrative expenses			(1)
Finance income
Finance expenses			(2)	(3)		(4)
Operational profit (loss)			24	12		13
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(2)	(1)		(1)
NET INCOME FOR THE YEAR			22	11		12
COMPREHENSIVE INCOME FOR THE YEAR			22	11		12
Retiro baixo [member]
Assets
TOTAL CURRENT			87	68		47
Cash and cash equivalents			74	56		36
TOTAL NON-CURRENT			331	343		354
TOTAL ASSETS			418	411		401
Liabilities
Current			30	34		32
Loans and financings - Current			14	14		14
Total non-current liabilities			63	77		91
Loans and financings - Non-Current			55	68		82
Equity			325	300		278
TOTAL LIABILITIES AND EQUITY			418	411		401
Statement of income
NET REVENUE			73	70		71
Cost of sales			(29)	(30)		(29)
Depreciation and amortization			(11)	(9)		(10)
Gross profit (loss)			44	40		42
General and administrative expenses			(4)	(4)		(4)
Finance income			2	3		2
Finance expenses			(6)	(8)		(11)
Operational profit (loss)			36	31		29
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(3)	(3)		(3)
NET INCOME FOR THE YEAR			33	28		26
COMPREHENSIVE INCOME FOR THE YEAR			33	28		26
Alianca norte (belo monte plant) [member]
Assets
TOTAL CURRENT				1
Cash and cash equivalents				1
TOTAL NON-CURRENT			1,189	1,266		1,247
TOTAL ASSETS			1,189	1,267		1,247
Liabilities
Current				1
Loans and financings - Current
Total non-current liabilities
Loans and financings - Non-Current
Equity			1,189	1,266		1,247
TOTAL LIABILITIES AND EQUITY			1,189	1,267		1,247
Statement of income
NET REVENUE
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses			(1)	(2)		(3)
Finance income						1
Finance expenses						(1)
Operational profit (loss)			(1)	(2)		(3)
Share of (loss) profit, net, of subsidiaries and joint ventures			(77)	19		97
Income tax and social contribution tax
NET INCOME FOR THE YEAR			(78)	17		94
COMPREHENSIVE INCOME FOR THE YEAR			(78)	17		94
Renova [member]
Assets
TOTAL CURRENT			998	21		1,738
Cash and cash equivalents			29	5		15
TOTAL NON-CURRENT			1,299	2,269		867
TOTAL ASSETS			2,297	2,330		2,605
Liabilities
Current			725	2,928		2,195
Loans and financings - Current			380	1,507		349
Total non-current liabilities			2,680	493		510
Loans and financings - Non-Current			1,083	55		64
Equity			(1,108)	(1,130)		(100)
TOTAL LIABILITIES AND EQUITY			2,297	2,291		2,605
Statement of income
NET REVENUE			70	98		710
Cost of sales			(46)	(66)		(834)
Depreciation and amortization			(7)	(9)		(10)
Gross profit (loss)			24	32		(124)
General and administrative expenses			(122)	(660)		(458)
Finance income				3		3
Finance expenses			26	(448)		(320)
Operational profit (loss)			(72)	(1,073)		(899)
Share of (loss) profit, net, of subsidiaries and joint ventures			95	66		49
Income tax and social contribution tax			(1)	(7)		(6)
NET INCOME FOR THE YEAR			22	(1,014)		(856)
COMPREHENSIVE INCOME FOR THE YEAR			22	(1,014)		(856)
Guanhaes energia [member]
Assets
TOTAL CURRENT			13	11
Cash and cash equivalents			6	5
TOTAL NON-CURRENT			405	419
TOTAL ASSETS			418	430
Liabilities
Current			27	27
Loans and financings - Current			12	12
Total non-current liabilities			123	136
Loans and financings - Non-Current			106	127
Equity			268	267
TOTAL LIABILITIES AND EQUITY			418	430
Statement of income
NET REVENUE			49	51
Cost of sales			(36)	(38)
Depreciation and amortization			(17)	(14)
Gross profit (loss)			13	13
General and administrative expenses				(5)
Finance income				1
Finance expenses			(10)	(9)
Operational profit (loss)			3
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(2)	(2)
NET INCOME FOR THE YEAR			1	(2)
COMPREHENSIVE INCOME FOR THE YEAR			1	(2)
UFV Porteirinha II [member]
Assets
TOTAL CURRENT			1
Cash and cash equivalents
TOTAL NON-CURRENT			12
TOTAL ASSETS			13
Liabilities
Current
Total non-current liabilities
Equity			13
TOTAL LIABILITIES AND EQUITY			13
Statement of income
NET REVENUE
Cost of sales
Gross profit (loss)
General and administrative expenses			(1)
Operational profit (loss)			(1)
Income tax and social contribution tax			1
NET INCOME FOR THE YEAR
COMPREHENSIVE INCOME FOR THE YEAR
Amazonia energia (belo monte plant) [member]
Assets
TOTAL CURRENT
Cash and cash equivalents
TOTAL NON-CURRENT			1,296	1,380		1,360
TOTAL ASSETS			1,296	1,380		1,360
Liabilities
Current				1		1
Loans and financings - Current
Total non-current liabilities
Loans and financings - Non-Current
Equity			1,296	1,379		1,359
TOTAL LIABILITIES AND EQUITY			1,296	1,380		1,360
Statement of income
NET REVENUE
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses						(1)
Finance income						2
Finance expenses						(2)
Operational profit (loss)						(1)
Share of (loss) profit, net, of subsidiaries and joint ventures			(84)	20		105
Income tax and social contribution tax						(1)
NET INCOME FOR THE YEAR			(84)	20		103
COMPREHENSIVE INCOME FOR THE YEAR			(84)	20		103
Madeira energia (santo antonio plant) [member]
Assets
TOTAL CURRENT			945	750		618
Cash and cash equivalents			263	78		69
TOTAL NON-CURRENT			21,370	21,680		22,453
TOTAL ASSETS			22,315	22,430		23,071
Liabilities
Current			1,150	1,177		1,281
Loans and financings - Current			108	73		53
Total non-current liabilities			18,906	17,548		17,134
Loans and financings - Non-Current			4,902	10,925		10,220
Equity			2,259	3,705		4,656
TOTAL LIABILITIES AND EQUITY			22,315	22,430		23,071
Statement of income
NET REVENUE			3,200	3,198		3,006
Cost of sales			(2,720)	(2,508)		(2,689)
Depreciation and amortization			(869)	(869)		(887)
Gross profit (loss)			480	690		317
General and administrative expenses			(82)	(99)		(195)
Finance income			258	131		128
Finance expenses			(2,112)	(1,683)		(1,881)
Operational profit (loss)			(1,456)	(961)		(1,631)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			10	10		(112)
NET INCOME FOR THE YEAR			(1,446)	(951)		(1,743)
COMPREHENSIVE INCOME FOR THE YEAR			(1,446)	(951)		(1,743)
Baguari energia [member]
Assets
TOTAL CURRENT			63	60		44
Cash and cash equivalents			10	9		8
TOTAL NON-CURRENT			209	187		201
TOTAL ASSETS			272	247		245
Liabilities
Current			22	16		7
Loans and financings - Current
Total non-current liabilities			21	4		5
Loans and financings - Non-Current
Equity			229	227		233
TOTAL LIABILITIES AND EQUITY			272	247		245
Statement of income
NET REVENUE			73	68		74
Cost of sales			(30)	(23)		(31)
Depreciation and amortization			(11)	(9)		(9)
Gross profit (loss)			43	45		43
General and administrative expenses			5
Finance income			2	4		3
Finance expenses			(1)	(1)		(1)
Operational profit (loss)			49	48		45
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(17)	(16)		(4)
NET INCOME FOR THE YEAR			32	32		41
COMPREHENSIVE INCOME FOR THE YEAR			32	32		41
Lightger [member]
Assets
TOTAL CURRENT			103	87
Cash and cash equivalents			80	69
TOTAL NON-CURRENT			129	124
TOTAL ASSETS			232	211
Liabilities
Current			72	53
Loans and financings - Current			9	9
Total non-current liabilities			54	63
Loans and financings - Non-Current			54	63
Equity			106	95
TOTAL LIABILITIES AND EQUITY			232	211
Statement of income
NET REVENUE			52	50
Cost of sales			(9)	(27)
Depreciation and amortization			(11)	(11)
Gross profit (loss)			43	23
General and administrative expenses			(1)	(2)
Finance income			2	4
Finance expenses			(16)	(7)
Operational profit (loss)			28	18
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(2)	(3)
NET INCOME FOR THE YEAR			26	15
COMPREHENSIVE INCOME FOR THE YEAR			26	15
Alianca geracao [member]
Assets
TOTAL CURRENT			805	935		791
Cash and cash equivalents			385	435		381
TOTAL NON-CURRENT			2,461	2,409		2,440
TOTAL ASSETS			3,266	3,344		3,231
Liabilities
Current			503	610		564
Loans and financings - Current			19	161		168
Total non-current liabilities			905	876		809
Loans and financings - Non-Current			261	276		348
Equity			1,858	1,858		1,858
TOTAL LIABILITIES AND EQUITY			3,266	3,344		3,231
Statement of income
NET REVENUE			1,042	1,103		984
Cost of sales			(580)	(681)		(599)
Depreciation and amortization			(154)	(151)		(153)
Gross profit (loss)			462	422		385
General and administrative expenses			(47)	(31)		(31)
Finance income			28	39		33
Finance expenses			(63)	(90)		(89)
Operational profit (loss)			380	340		298
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax			(126)	(111)		(100)
NET INCOME FOR THE YEAR			254	229		198
COMPREHENSIVE INCOME FOR THE YEAR			254	R$ 229		198
Capital management [member]
Assets
Cash and cash equivalents			1,680			891
Liabilities
Equity			17,478			15,939
TOTAL LIABILITIES AND EQUITY						R$ 43,916
Hidreletrica Itaocara S.A. [member]
Assets
TOTAL CURRENT			3
Cash and cash equivalents			2
TOTAL NON-CURRENT			10
TOTAL ASSETS			13
Liabilities
Current			73
Loans and financings - Current
Total non-current liabilities
Loans and financings - Non-Current
Equity			(60)
TOTAL LIABILITIES AND EQUITY			13
Statement of income
NET REVENUE
Cost of sales			(13)
Depreciation and amortization
Gross profit (loss)			(13)
General and administrative expenses
Finance income
Finance expenses			(5)
Operational profit (loss)			(18)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR			(18)
COMPREHENSIVE INCOME FOR THE YEAR			(18)
UFV Janauba [member]
Assets
TOTAL CURRENT			3
Cash and cash equivalents			2
TOTAL NON-CURRENT			19
TOTAL ASSETS			22
Liabilities
Current
Loans and financings - Current
Total non-current liabilities
Loans and financings - Non-Current
Equity			22
TOTAL LIABILITIES AND EQUITY			22
Statement of income
NET REVENUE
Cost of sales			3
Depreciation and amortization			(1)
Gross profit (loss)			3
General and administrative expenses
Finance income
Finance expenses
Operational profit (loss)			3
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR			3
COMPREHENSIVE INCOME FOR THE YEAR			3
UFV Corinto [member]
Assets
TOTAL CURRENT			2
Cash and cash equivalents			1
TOTAL NON-CURRENT			18
TOTAL ASSETS			20
Liabilities
Current
Loans and financings - Current
Total non-current liabilities			1
Loans and financings - Non-Current
Equity			19
TOTAL LIABILITIES AND EQUITY			20
Statement of income
NET REVENUE			3
Cost of sales
Depreciation and amortization			(1)
Gross profit (loss)			3
General and administrative expenses			(2)
Finance income
Finance expenses
Operational profit (loss)			1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR			1
COMPREHENSIVE INCOME FOR THE YEAR			1
UFV Manga [member]
Assets
TOTAL CURRENT			1
Cash and cash equivalents
TOTAL NON-CURRENT			23
TOTAL ASSETS			24
Liabilities
Current
Loans and financings - Current
Total non-current liabilities			2
Loans and financings - Non-Current
Equity			22
TOTAL LIABILITIES AND EQUITY			24
Statement of income
NET REVENUE			3
Cost of sales
Depreciation and amortization			(1)
Gross profit (loss)			3
General and administrative expenses			(2)
Finance income
Finance expenses
Operational profit (loss)			1
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR			1
COMPREHENSIVE INCOME FOR THE YEAR			1
UFV Bonfinopolis II [member]
Assets
TOTAL CURRENT
Cash and cash equivalents
TOTAL NON-CURRENT			13
TOTAL ASSETS			13
Liabilities
Current
Total non-current liabilities
Loans and financings - Non-Current
Equity			13
TOTAL LIABILITIES AND EQUITY			13
Statement of income
NET REVENUE
Cost of sales
Depreciation and amortization
Gross profit (loss)
General and administrative expenses
Finance income
Finance expenses
Operational profit (loss)
Share of (loss) profit, net, of subsidiaries and joint ventures
Income tax and social contribution tax
NET INCOME FOR THE YEAR
COMPREHENSIVE INCOME FOR THE YEAR
UFV Lagoa Grande [member]
Assets
TOTAL CURRENT			2
Cash and cash equivalents			1
TOTAL NON-CURRENT			24
TOTAL ASSETS			26
Liabilities
Current
Total non-current liabilities
Equity			26
TOTAL LIABILITIES AND EQUITY			26
Statement of income
NET REVENUE			2
Cost of sales
Gross profit (loss)			2
General and administrative expenses			(1)
Operational profit (loss)			1
Income tax and social contribution tax
NET INCOME FOR THE YEAR			1
COMPREHENSIVE INCOME FOR THE YEAR			1
UFV Lontra [member]
Assets
TOTAL CURRENT
Cash and cash equivalents
TOTAL NON-CURRENT			29
TOTAL ASSETS			29
Liabilities
Current			1
Total non-current liabilities			1
Equity			27
TOTAL LIABILITIES AND EQUITY			29
Statement of income
NET REVENUE
Cost of sales			(1)
Gross profit (loss)			(1)
General and administrative expenses			(1)
Operational profit (loss)			(2)
Income tax and social contribution tax
NET INCOME FOR THE YEAR			(2)
COMPREHENSIVE INCOME FOR THE YEAR			(2)
UFV Mato Verde [member]
Assets
TOTAL CURRENT			1
Cash and cash equivalents
TOTAL NON-CURRENT			11
TOTAL ASSETS			12
Liabilities
Current
Total non-current liabilities
Equity			12
TOTAL LIABILITIES AND EQUITY			12
Statement of income
NET REVENUE
Cost of sales
Gross profit (loss)
General and administrative expenses
Operational profit (loss)
Income tax and social contribution tax
NET INCOME FOR THE YEAR
COMPREHENSIVE INCOME FOR THE YEAR
UFV Mirabela [member]
Assets
TOTAL CURRENT
Cash and cash equivalents
TOTAL NON-CURRENT			9
TOTAL ASSETS			9
Liabilities
Current
Total non-current liabilities
Equity			9
TOTAL LIABILITIES AND EQUITY			9
Statement of income
NET REVENUE			1
Cost of sales
Gross profit (loss)			1
General and administrative expenses
Operational profit (loss)			1
Income tax and social contribution tax
NET INCOME FOR THE YEAR			1
COMPREHENSIVE INCOME FOR THE YEAR			1
UFV Porteirinha I [member]
Assets
TOTAL CURRENT
Cash and cash equivalents
TOTAL NON-CURRENT			12
TOTAL ASSETS			12
Liabilities
Current
Total non-current liabilities
Equity			12
TOTAL LIABILITIES AND EQUITY			R$ 12
Statement of income
NET REVENUE
Cost of sales
Gross profit (loss)
General and administrative expenses
Operational profit (loss)
Income tax and social contribution tax
NET INCOME FOR THE YEAR
COMPREHENSIVE INCOME FOR THE YEAR

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	The wholly-owned subsidiary Cemig D was over contracted in 2017 and 2018 and the gain arising from the sale of the excess of energy in the spot market was provisionally passed through to customers by Aneel in the tariff adjustments of 2018 and 2019, including the portion in excess of the limit of 105% of the regulatory load - thus reducing the tariff that was determined. To establish whether this is a voluntary over contracting, the Company considers that the portion above the regulatory limit will be recovered in the subsequent tariff adjustment. On August 27, 2020, Aneel published the Dispatch 2,508/2020-SRM-SGT, which set new amounts for distributors' over contracting for the years 2016 and 2017, based on a new valuation criterion established by Aneel Technical Note 97/2020-SRM-SGT - not contained in the regulatory rules which were currently in force. As a result, Cemig D filed an appeal with the Council of Aneel, for the amounts of distribution agents' over contracting to be reset in accordance with the calculation criteria based on maximum effort contained in Aneel Normative Resolution 453/2011. The Company's position on this case is reinforced by the fact that the Brazilian Energy Distributors' Association (Abradee) filed a similar appeal, supported by the opinion of contracted legal advisersadvisors. The Company has no expectation of loss in relation to realization of these amounts. The Company recognizes this receivable asset, in the amount of R$222 on December 31, 2020, as Other financial components' to be ratified. At the reporting date for this financial statements, this matter was still pending analysis by Aneel.